Discontinued operations, assets held for sale and liabilities associated with assets held for sale (Details) - EUR (€) € in Thousands	Jan. 22, 2026	Jun. 30, 2026
Discontinued operations, assets held for sale and liabilities associated with assets held for sale
Carrying amount of investment		€ 2,753
Newco
Discontinued operations, assets held for sale and liabilities associated with assets held for sale
Percentage of interest retained	30.00%
Carrying amount of investment		€ 2,753
Strategic Partnership for the Sergio Rossi Factory
Discontinued operations, assets held for sale and liabilities associated with assets held for sale
Percentage of interest sold	70.00%